Long-Term Debt - Summary of Scheduled Principal Payment on Debt (Detail) - New Academy Holding Company, LLC $ in Millions	Feb. 01, 2020 USD ($)
2020	$ 34,116
2021	18,250
2022	1,416,627
Total	$ 1,468,993